BUSINESS ACQUISITION - Cash Consideration Paid (Details) - Nortech Packaging Acquisition	Feb. 11, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	$ 36,188,000
Estimated fair value of contingent consideration	10,806,000
Less: cash balances acquired	484,000
Consideration transferred	$ 46,510,000
Contingent consideration | Level 3 of fair value hierarchy
Disclosure of detailed information about business combination [line items]
Discount rate applied on contingent consideration, measurement period	2 years
Contingent consideration | Discount rate | Level 3 of fair value hierarchy
Disclosure of detailed information about business combination [line items]
Discount rate applied on contingent consideration	0.0538
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Estimated fair value of contingent consideration	$ 12,000,000.0
Consideration transferred	$ 46,994,000